Leases - Details of Lease liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Lease liabilities – current	€ 2,604	€ 2,159
Lease liabilities – non-current	12,798	12,403
Total	€ 15,402	€ 14,562